Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Value Leaders Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information for Charles Hebard under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Michael Chren (portfolio manager) has managed the fund since November 2010.

The following information replaces the biographical information for Charles Hebard found in the "Fund Management" section on page 10.

Michael Chren is portfolio manager of the fund, which he has managed since November 2010. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2009, Mr. Chren was a senior managing director and senior portfolio manager for Allegiant Asset Management Group beginning in 2004.

VVL-INV-10-02  November 4, 2010
1.918630.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Value Leaders Portfolio
April 30, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

The following information replaces similar information for Charles Hebard under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 4.

Michael Chren (portfolio manager) has managed the fund since November 2010.

The following information replaces the biographical information for Charles Hebard found in the "Fund Management" section on page 10.

Michael Chren is portfolio manager of the fund, which he has managed since November 2010. He also manages other Fidelity funds. Prior to joining Fidelity Investments in 2009, Mr. Chren was a senior managing director and senior portfolio manager for Allegiant Asset Management Group beginning in 2004.

VVL-10-02  November 4, 2010
1.798016.106